Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,863,269.04
Total Fee Amount	6,886.12
Total Offset Amount	0
Net Fee	$ 6,886.12
Offset Table N/A	N/A